SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of Jacada and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Jacada and certain subsidiaries.

Jacada and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification 320, "Investments - Debt and Equity Securities" ("ASC 320").

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income in shareholders' equity. The amortized cost of debt marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in financial income, net.

Interest on securities is included in financial income, net. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of operations.

The Company's securities are reviewed for impairment in accordance with the impairment model in ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments".

Under the impairment model, for debt securities, other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determine if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. Amounts relating to factors other than credit losses are recorded in other comprehensive income.

For equity securities, an entity is required to recognize in earnings all declines in fair value below the cost basis that are considered other than temporary. However, if the entity evaluates that the impairment is not other-than-temporary but does not have the intent and ability to hold the equity security until the anticipated recovery of its cost basis, an impairment loss is recognized in earnings.

The Company reviews various factors in determining whether it should recognize an impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis, the credit ratings of the securities and the financial condition and near-term prospects of the issuer.

Based on the Company's consideration of these factors, the Company recorded an other-than-temporary impairment charge of $336 and $ 95 to financial expenses in 2011 and 2010, on several of its equity marketable securities due to a continued decrease in their market value. No impairment was identified during 2009.

f.	Restricted cash:

Restricted cash is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements and hedging transactions.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

h.	Impairment of long-lived assets:

The Company's long-lived assets, other than goodwill, are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

In 2011, 2010 and 2009, no impairment losses were identified.

i.	Goodwill:

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired in the acquisition. Under ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but instead is tested for impairment at least annually (or more frequently if impairment indicators arise).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of each reporting unit with its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second phase is then performed. The second phase of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

Goodwill attributable to the Company's single reporting unit as defined under ASC 350 was tested for impairment by comparing its fair value with its carrying value. Fair value was determined using the Company's market capitalization and the discounted cash flows method. In year 2010, the first phase of the goodwill impairment test indicated that the Company's fair value was less than its carrying value. As a result, the Company performed the second phase of the goodwill impairment test, which indicated that the implied fair value of the Company's goodwill was less than the carrying amount of that goodwill.

As a result, the Company fully impaired the goodwill carrying amount and recognized an impairment charge of $ 3,096 in 2010. No impairment was recognized during 2009.

j.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

k.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

As of December 31, 2011 and 2010 there is no provision for uncertain tax benefits.

l.	Revenue recognition:

The Company derives its revenue principally from:

•	the initial sales of licenses to use the Company's products, including professional services such as customization, implementation and integration services,
•	incremental license fees resulting from a customer's increase in agent licenses required,
•	post-implementation consulting and integration services for the Company's solutions, and
•
the recurring revenue from ongoing support and maintenance, also called post-contract support or PCS, which includes telephone support, bug repairs, and rights to receive upgrades and enhancements to licensed software on a when-and-if-available basis.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements, not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined and recorded in the amount of the estimated loss on the entire contract. As of December 31, 2011 and 2010, no such estimated losses were identified.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, is recognized upon delivery, assuming all other revenue recognition criteria has been met.

Revenue from post-implementation consulting and integration services is recognized as work is performed.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, post-contract customer support, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately or where actual maintenance renewals have not yet occurred, VSOE of fair value is based on the stated maintenance renewal rate specified in the contract. The Company's process for establishing VSOE of fair value of maintenance services (PCS) is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the income statement. The reimbursements received for out-of-pocket expenses for years ended December 31, 2011, 2010 and 2009 amounted to $ 531, $ 657 and $ 727, respectively.

m.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718 "Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the rate of zero-coupon U.S. government securities appropriate for the expected term of the Company's employee stock options. The Company determined the expected life of the options according to the historical exercise data.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. The fair value for options granted in 2011, 2010 and 2009 was estimated at the date of grant using the following weighted average assumptions:

	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	48%	47%	48%
Risk-free interest	1.56%	1.67%	1.95%
Expected life (years)	4.5	4.5	4.4

n.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $ 82, $ 224 and $ 245, respectively.

o.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet. The obligation of the Company, under law and labor agreements, for termination benefits to employees not covered by the aforementioned pension or insurance plans are included in the balance sheet.

The severance pay expense for the years ended December 31, 2011, 2010 and 2009 amounted to $ 264, $ 576 and $ 394, respectively.

p.	Fair value of financial instruments:

The Company applies the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under ASC 820, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 -	Valuations based on unobservable inputs which are supported by little or no market activity and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

q.	Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

r.	Net earnings (loss) per share:

Basic net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net earnings (loss) per share from continuing operations because the securities are anti-dilutive for all periods presented. The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net earnings (loss) per share due to their anti-dilutive effect were 484,935, 648,097 and 763,340 for the years ended December 31, 2011, 2010 and 2009, respectively.

In November 2010, the Company performed a reverse stock split of the Company's ordinary shares of four (4) for one (1), (see also Note 9g). The loss per share amounts presented for all prior periods were restated to reflect the effects of the reverse stock split.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade receivables and restricted cash.

Cash, cash equivalents and restricted cash are invested mainly in U.S. dollars with major banks in the United States, Israel and other international banks. Such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and therefore bear minimal risk.

The Company's marketable securities include investments in equity and corporate debentures. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are mainly derived from sales to customers in North America and Europe. In judging the probability of collection from customers the Company continuously monitors collection and payments based upon the Company's historical experience of its existing customers. In connection with customers with whom the Company does not have previous experience, it evaluates the creditworthiness of those customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

t.	Treasury shares:

The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Restructuring:

Exit or Disposal Cost Obligations related to one-time termination benefits provided to terminated employees which no longer provide services to the Company are recorded to the statement of operations as incurred in accordance with Accounting Standard Codification 420, "Exit or Disposal Cost Obligations" ("ASC 420"),

On August 10, 2010, the Company implemented a global Restructuring Plan (the "2010 Plan") which included a reduction in the Company's work force in order to align the Company's operations and expenses with anticipated near term revenues. These changes resulted in a 15% reduction in workforce worldwide. The Company recorded $ 181 related to one-time termination benefits provided to terminated employees. As of December 31, 2010, all terminated employees no longer provided services to the Company. In addition, the Company incurred a loss on the disposal of property and equipment in the amount of $ 15.

v.	Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.